Right-of-Use Assets and Lease Liabilities - Schedule of Composition of the rights Over Leased Assets (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Categories
Right-of-Use Assets, Gross balance	$ 191,518	$ 209,335
Right-of-Use Assets, Accumulated Depreciation	(94,639)	(100,446)
Right-of-Use Assets, Net balance	96,879	108,889
Buildings [Member]
Categories
Right-of-Use Assets, Gross balance	126,655	145,849
Right-of-Use Assets, Accumulated Depreciation	(63,657)	(75,361)
Right-of-Use Assets, Net balance	62,998	70,488
Floor space for ATMs [Member]
Categories
Right-of-Use Assets, Gross balance	36,080	33,060
Right-of-Use Assets, Accumulated Depreciation	(9,307)	(2,669)
Right-of-Use Assets, Net balance	26,773	30,391
Improvements to leased properties [Member]
Categories
Right-of-Use Assets, Gross balance	28,783	30,426
Right-of-Use Assets, Accumulated Depreciation	(21,675)	(22,416)
Right-of-Use Assets, Net balance	$ 7,108	$ 8,010